FINANCE LEASE LIABILITIES (Details Narrative) ¥ in Millions			12 Months Ended
	Dec. 25, 2020 USD ($)	Dec. 25, 2020 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from sale of plant and machinery			$ 1,613
Lease interest income			$ 425
Sale And Lease Back Agreement [Member] | Plant Machines [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from sale of plant and machinery	$ 300,000	¥ 2.0